Filed Pursuant to Rule 497(d)


                        INVESCO UNIT TRUSTS, SERIES 1997
                         Global Water Portfolio 2019-3


                          Supplement to the Prospectus

As of February 3, 2020, Aqua America, Inc. has changed its name and ticker symbol as follows:

          Old Name                      New Name                   Old Ticker                  New Ticker
------------------------------ --------------------------- --------------------------- ---------------------------
     Aqua America, Inc.        Essential Utilities, Inc.              WTR                         WTRG

As a result, effective immediately, all references in the Prospectus are revised accordingly.

Supplement Dated:  February 3, 2020